Cover Page Document	Dec. 05, 2022
Cover Page [Abstract]
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Document Type	8-K
Entity Central Index Key	0000866273
Current Fiscal Year End Date	--06-30
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15461
Entity Tax Identification Number	73-1352174
Entity Address, Address Line One	15 East 5th Street, Suite 1100
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74103
Trading Symbol	MTRX
Security Exchange Name	NASDAQ
Amendment Flag	false
Document Period End Date	Dec. 05, 2022
Entity Registrant Name	Matrix Service Co
City Area Code	918
Local Phone Number	838-8822
Entity Emerging Growth Company	false
Entity Addresses [Line Items]
Entity Address, Address Line One	15 East 5th Street, Suite 1100
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74103
Former Address [Member]
Cover Page [Abstract]
Entity Address, Address Line One	5100 East Skelly Drive, Suite 500
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74135
Entity Addresses [Line Items]
Entity Address, Address Line One	5100 East Skelly Drive, Suite 500
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74135